JPMorgan Sustainable Infrastructure ETF
Schedule of Portfolio Investments as of January 31, 2023
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the
List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS
NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR
SALES LITERATURE WITH THE GENERAL PUBLIC. The list is
submitted for the general information of the shareholders of the Fund.
It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.
The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

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© J.P. Morgan Chase & Co., 2023.

JPMorgan Sustainable Infrastructure ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2023 (Unaudited)

INVESTMENTS	SHARES	VALUE($)
Common Stocks — 96.0%
Australia — 4.1%
Goodman Group, REIT	12,438	177,411
NEXTDC Ltd. *	15,147	107,045
Ramsay Health Care Ltd.	1,140	53,869
Transurban Group	11,196	109,767
		448,092
Austria — 1.0%
Verbund AG	1,234	105,067
Belgium — 1.6%
Cofinimmo SA, REIT	1,098	99,873
Warehouses De Pauw CVA, REIT	2,232	70,781
		170,654
Canada — 2.8%
Canadian National Railway Co.	2,530	301,298
China — 3.8%
China Longyuan Power Group Corp. Ltd., Class H	63,000	86,968
Contemporary Amperex Technology Co. Ltd., Class A	900	62,446
NARI Technology Co. Ltd., Class A	42,300	165,807
SF Holding Co. Ltd., Class A	11,700	102,150
		417,371
Denmark — 0.9%
Orsted A/S (a)	1,124	100,095
France — 3.1%
Neoen SA (a)	1,989	74,686
Veolia Environnement SA	5,581	165,658
Vinci SA	891	100,673
		341,017
Germany — 3.6%
E.ON SE	15,975	174,174
Encavis AG	4,707	91,200
Vonovia SE	4,675	132,059
		397,433
Italy — 5.5%
Enel SpA	64,921	382,263
Terna - Rete Elettrica Nazionale	28,377	224,515
		606,778
Japan — 1.1%
Kurita Water Industries Ltd.	2,700	122,089
Netherlands — 1.6%
Alfen N.V. * (a)	1,908	177,021
Singapore — 0.7%
Parkway Life, REIT	25,200	77,996
South Korea — 2.0%
Samsung SDI Co. Ltd.	395	221,359

JPMorgan Sustainable Infrastructure ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2023 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Spain — 9.2%
Cellnex Telecom SA (a)	5,625	220,433
Corp. ACCIONA Energias Renovables SA	4,689	191,752
EDP Renovaveis SA	5,661	123,133
Iberdrola SA	35,496	416,431
Solaria Energia y Medio Ambiente SA *	2,628	53,923
		1,005,672
United Kingdom — 11.0%
Assura plc, REIT	297,954	204,788
Drax Group plc	10,026	80,072
Grainger plc	51,480	164,761
LondonMetric Property plc, REIT	30,662	71,444
Renewi plc *	6,264	50,753
Segro plc, REIT	5,324	54,803
SSE plc	13,392	285,848
UNITE Group plc (The), REIT	12,735	156,884
United Utilities Group plc	10,764	140,848
		1,210,201
United States — 44.0%
Alexandria Real Estate Equities, Inc., REIT	1,872	300,905
American Tower Corp., REIT	696	155,480
ChargePoint Holdings, Inc. *	7,056	85,660
CMS Energy Corp.	3,168	200,186
Enphase Energy, Inc. *	387	85,674
Equinix, Inc., REIT	333	245,797
Hannon Armstrong Sustainable Infrastructure Capital, Inc., REIT	2,079	76,736
HCA Healthcare, Inc.	1,620	413,213
Itron, Inc. *	1,134	65,171
Medical Properties Trust, Inc., REIT	12,387	160,412
NextEra Energy, Inc.	4,068	303,595
Norfolk Southern Corp.	1,283	315,374
Prologis, Inc., REIT	2,286	295,534
SBA Communications Corp., REIT	657	195,477
Skyline Champion Corp. *	981	57,830
SolarEdge Technologies, Inc. *	999	318,811
Union Pacific Corp.	1,583	323,233
Ventas, Inc., REIT	3,357	173,926
Welltower, Inc., REIT	2,944	220,918
Weyerhaeuser Co., REIT	6,345	218,458
Xcel Energy, Inc.	3,582	246,334
Xylem, Inc.	3,519	366,011
		4,824,735
Total Common Stocks (Cost $10,170,209)		10,526,878
Short-Term Investments — 2.3%
Investment Companies — 2.3%
JPMorgan Prime Money Market Fund Class IM Shares, 4.52% (b) (c)(Cost $249,316)	249,208	249,357

JPMorgan Sustainable Infrastructure ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2023 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Total Investments — 98.3% (Cost $10,419,525)		10,776,235
Other Assets Less Liabilities — 1.7%		187,345
NET ASSETS — 100.0%		10,963,580

Percentages indicated are based on net assets.

Abbreviations
CVA	Dutch Certification
REIT	Real Estate Investment Trust

*	Non-income producing security.
(a)
Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of January 31, 2023.
Summary of Investments by Industry, January 31, 2023
The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:
INDUSTRY	PERCENT OF TOTAL INVESTMENTS
Equity Real Estate Investment Trusts (REITs)	26.7%
Electric Utilities	19.2
Road & Rail	8.7
Independent Power and Renewable Electricity Producers	6.5
Multi-Utilities	5.0
Electrical Equipment	4.6
Machinery	4.5
Health Care Providers & Services	4.3
Semiconductors & Semiconductor Equipment	3.8
Real Estate Management & Development	2.8
Electronic Equipment, Instruments & Components	2.7
Diversified Telecommunication Services	2.0
Water Utilities	1.3
Transportation Infrastructure	1.0
IT Services	1.0
Air Freight & Logistics	1.0
Others (each less than 1.0%)	2.6
Short-Term Investments	2.3

JPMorgan Sustainable Infrastructure ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2023 (Unaudited) (continued)
A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under SEC Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Funds on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of Investments held in the Funds. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset value ("NAV") of the Fund is calculated on a valuation date. Certain foreign equity instruments are valued by applying international fair value factors provided by approved Pricing Services. The factors seek to adjust the local closing price for movements of local markets post-closing, but prior to the time the NAV is calculated.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Australia	$—	$448,092	$—	$448,092
Austria	—	105,067	—	105,067
Belgium	—	170,654	—	170,654
Canada	301,298	—	—	301,298
China	—	417,371	—	417,371
Denmark	—	100,095	—	100,095
France	—	341,017	—	341,017
Germany	—	397,433	—	397,433

JPMorgan Sustainable Infrastructure ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2023 (Unaudited) (continued)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Italy	$—	$606,778	$—	$606,778
Japan	—	122,089	—	122,089
Netherlands	—	177,021	—	177,021
Singapore	—	77,996	—	77,996
South Korea	—	221,359	—	221,359
Spain	—	1,005,672	—	1,005,672
United Kingdom	369,549	840,652	—	1,210,201
United States	4,824,735	—	—	4,824,735
Total Common Stocks	5,495,582	5,031,296	—	10,526,878
Short-Term Investments
Investment Companies	249,357	—	—	249,357
Total Investments in Securities	$5,744,939	$5,031,296	$—	$10,776,235
B. Investment Transactions with Affiliates — The Fund invested in an Underlying Fund, which is advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an affiliated issuer. The Underlying Fund's distributions may be reinvested into such Underlying Fund. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended January 31, 2023
Security Description	Value at October 31, 2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at January 31, 2023	Shares at January 31, 2023	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 4.52% (a) (b)	$109,193	$358,110	$218,021	$1	$74	$249,357	249,208	$1,683	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of January 31, 2023.